Equity method investments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Affiliate jointly - owned companies [Line Items]
Equity gain / (loss) on investments	$ 78	$ 529	$ 3,428
Due from related parties	$ 3,447	$ 6,012
Sale Leaseback Transaction Other Information

Between January and April 2014, the Company took delivery of the newbuild vessels MSC Azov, MSC Ajaccio and MSC Amalfi. Upon the delivery of each vessel, the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to these vessels by entering into a ten-year sale and leaseback transaction for each vessel. The shipbuilding contracts were novated to the financial institution for an amount of $85,572 each. On July 6, 2016 and July 15, 2016 the Company agreed with a financial institution to refinance the then outstanding balance of the loans relating to the MSC Athos and the MSC Athens, by entering into a seven-year sale and leaseback transaction for each vessel.

Counterparty participation in share capital of shipowning companies [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation				51.00%
Aggregate contributing amount				$ 16,044
Costamare Ventures participation in share capital of Horton Steadman and Marchant [Member]
Affiliate jointly - owned companies [Line Items]
Aggregate contributing amount	$ 613
Dividend received from affiliates	$ 613
Costamare Ventures participation in share capital of Kemp and Hyde [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	49.00%	49.00%
Aggregate contributing amount	$ 3,187	$ 921
Costamare Ventures participation in share capital of Kemp and Hyde [Member]
Affiliate jointly - owned companies [Line Items]
Maximum borrowing capacity	$ 88,000
Costamare Ventures participation in share capital of five affiliates for construction of five hulls [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	40.00%	40.00%
Aggregate contributing amount	$ 25,323	$ 1,090	30,305
Dividend received from affiliates			$ 23,400
Sale Leaseback Transaction Other Information

In December 2014, Benedict Maritime Co., Bertrand Maritime Co., Beardmore Maritime Co., Schofield Maritime Co. and Fairbank Maritime Co. novated their ship-building contracts to a financial institution and agreed to lease back the vessels upon their delivery from the shipyard for a period of 12 years.

Costamare Ventures participation in share capital of Connell [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation		40.00%	40.00%
Aggregate contributing amount			$ 6,669
Year of dissolution	Dec. 16, 2016
Costamare Ventures participation in share capital of Smales Maritime Co for acquisition of secondhand vessel Elafonisos [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	49.00%	49.00%
Aggregate contributing amount	$ 463	$ (251)	4,654
Costamare Ventures participation in share capital of Geyer Maritime Co for acquisition of secondhand vessel Arkadia [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	49.00%	49.00%
Aggregate contributing amount		$ 3,212
Costamare Ventures Participation In Share Capita lOf Skerrett Maritime Co For Ship Building Contract [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	49.00%	49.00%
Aggregate contributing amount	$ 218	$ 21,662
Costamare Ventures participation in share capital of Goodway Maritime Co for acquisition of secondhand vessel Monemvasia [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	49.00%	49.00%
Aggregate contributing amount	$ 2,925	$ 637
Costamare Ventures Participation In Share Capital Of Platt and Sykes Maritime Co For Ship Building Contract [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	49.00%	49.00%
Aggregate contributing amount	$ 427	$ 4,410
Dividend received from affiliates	2,744
Sale Leaseback Transaction Other Information

In December 2015, Platt Maritime Co. and Sykes Maritime Co. companies agreed to novate their ship-building contracts to a financial institution and agreed to lease back the vessels upon their delivery from the shipyard for a period of seven years.

Costamare Ventures Inc. [Member]
Affiliate jointly - owned companies [Line Items]
Equity gain / (loss) on investments	(78)	$ (529)	$ (3,428)
Due from related parties	$ 0	$ 1,678
Costamare Ventures participation in share capital of Ainsley and Ambrose [Member]
Affiliate jointly - owned companies [Line Items]
Percentage of participation	25.00%	25.00%
Aggregate contributing amount	$ 4,662	$ 13,200
Maximum borrowing capacity	$ 86,600